Business Combinations - Summary of Unaudited Pro Forma Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Total net revenues	¥ 260,566
Net income attributable to KONAMI CORPORATION	¥ 7,087